Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0
Operating Expenses:
Sales and Marketing	466,003	18,220	1,030,043	100,645
General and Administrative	219,446	65,865	410,025	134,107
Research and Development	72,885	40,764	120,276	70,532
Impairment Expense	14,011,720	0	14,011,720	0
Total Operating Expenses	14,770,054	124,849	15,572,064	305,284
Loss from Operations	(14,770,054)	(124,849)	(15,572,064)	(305,284)
Other Expense
Interest Expense, Net	638,261	211,675	881,761	497,234
Bank and Financing Fees	9,201	4,183	10,856	4,319
Total Other Expense	647,462	215,858	892,617	501,553
Loss Before Income Tax	(15,417,516)	(340,707)	(16,464,681)	(806,837)
Income Tax	0	0	0	0
Net Loss	(15,417,516)	(340,707)	(16,464,681)	(806,837)
Less: Preferred Stock Dividends	2,500	2,500	5,000	5,000
Net Loss Available to Common Stockholders	$ (15,420,016)	$ (343,207)	$ (16,469,681)	$ (811,837)
Net Loss per Common Share:
Basic	$ (1.65)	$ (0.07)	$ (1.85)	$ (0.16)
Diluted	$ (1.65)	$ (0.07)	$ (1.85)	$ (0.16)
Weighted-Average Number of Common Shares Outstanding - Basic	9,321,995	5,207,026	8,893,718	5,125,482
Weighted-Average Number of Common Shares Outstanding - Diluted	9,321,995	5,207,026	8,893,718	5,125,482